NOTE 11 - BUSINESS SEGMENT INFORMATION: Schedule of Segment Reporting Information, by Segment (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue	$ 588,484	$ 469,812	$ 1,203,427	$ 933,198	$ 2,251,469	$ 1,676,598
Total cost of revenue	303,415	195,556	640,517	334,238	879,951	981,520
Net income/(loss) before income tax provision	(1,267,235)	(859,326)	(1,846,392)	(856,315)	(983,121)	(1,987,122)
Depreciation and amortization			1,098	(219)	878	5,100
Consolidated
Revenue			1,203,427	933,198	2,251,469	1,676,598
Total cost of revenue			640,517	495,178	783,141	770,704
Long-lived Assets	732,030		732,030		732,030	715,140
Net income/(loss) before income tax provision			(1,846,392)	(856,315)	(983,121)	(1,975,971)
Identifiable Assets	1,654,206	1,975,879	1,654,206	1,975,879	1,819,128	2,092,341
Depreciation and amortization			1,098	219	878	5,100
Selling Expense				732,030		(210,816)
BergaMet
Revenue			1,203,427	933,198	2,251,472	1,676,598
Total cost of revenue			640,517	495,178	783,141	770,704
Long-lived Assets	229,304		229,304		193,260	212,413
Net income/(loss) before income tax provision			(366,435)	(124,830)	(164,625)	(701,833)
Identifiable Assets	1,654,206	1,975,879	1,654,206	1,975,879	1,819,128	2,092,341
Depreciation and amortization			1,098	219	878	5,100
Selling Expense				193,260		(210,816)
UBN
Revenue			0	0	(3)	0
Total cost of revenue			0	0	0	0
Long-lived Assets	502,727		502,727		538,771	502,727
Net income/(loss) before income tax provision			(4,113)	(663)	(358)	(136,308)
Identifiable Assets	0	0	0	0	0	0
Depreciation and amortization			0	0	0	0
Selling Expense				538,771
Corporate Segment
Revenue			0	0	0	0
Total cost of revenue			0	0	0	0
Long-lived Assets	0		0		0	0
Net income/(loss) before income tax provision			(1,475,843)	(730,812)	(818,138)	(1,137,830)
Identifiable Assets	$ 0	$ 0	0	0	0	0
Depreciation and amortization			$ 0	0	$ 0	$ 0
Selling Expense				$ 0